BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of borrowings [Abstract]
Disclosure of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Current	$467	$1,021
Non-current	12,621	11,007
Total	$13,088	$12,028